Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue	$ 139,382		$ 51,537	$ 145,474
Allowance for doubtful accounts	47,463		33,000	21,000
Bad debt expense	16,963	$ 11,250
Advertising and marketing costs	$ 57,543	$ 25,243	$ 82,904	$ 119,597
Accounts Receivable | Customer One
Concentration risk	26.00%	32.00%
Accounts Receivable | Customer Two
Concentration risk	11.00%	16.00%
Accounts Receivable | Customer Three
Concentration risk		12.00%
Total Revenue | Customer One
Concentration risk	27.00%	33.00%
Total Revenue | Customer Two
Concentration risk	15.00%	18.00%
International Sources
Concentration risk	2.00%	2.00%
Placement Services
Deferred revenue	$ 139,382